Service and other revenue:	12 Months Ended
Dec. 31, 2012
Service and other revenue
Service and other revenue

22.        Service and other revenue:

Service and other revenue for the year ended December 31, 2012 consisted of a one-time license revenue of $7,923 for the transfer of proprietary know-how, other fee payments of $1,414, and service revenue of $13,907 under existing development agreements.

During the year ended December 31, 2012, the Company entered into an agreement with an original equipment manufacturer (“OEM”) to co-develop natural gas technology for off-road equipment, including mining trucks and locomotives.  Under the agreement, the Company provided its proprietary know-how related to the high pressure direct injection (“HPDI”) technology by granting a non-exclusive license to the OEM.  The Company will also provide ongoing development services to the OEM to assist with the development and commercialization of products.  These are considered to be multiple deliverables arrangements and the Company has determined that the license and the development services are separate units of accounting.

Service revenue of $13,907 was recognized as the Company achieved and delivered certain milestones during the year ended December 31, 2012 under certain development agreements.  All costs associated with the development agreements were recorded as research and development expenses in the period incurred.